Other Income and Other Expenses	12 Months Ended
Dec. 31, 2025
Other Income and Other Expenses
Other Income and Other Expenses

Note 25.  Other Income and Other Expenses

The components of other income and other expenses which are more than one percent of total revenues in either of the two annual periods presented were as follows:

	2025	2024
Income
Income from investment in CFS Partners	$1,783,726	$1,220,909

Expenses
Service contracts - administration	876,215	806,996
State deposit tax	1,092,860	1,023,201
ATM and debit card fees	776,385	708,946